Restructuring and Asset Impairment Charges, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	$ 111	$ 104	$ 78
Charges reflected in restructuring, asset impairments and divestiture charges (gains), net	111	104	75
Charges reflected in cost of sales
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	0	2
Charges reflected in SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	0	1
2013 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	99	0	0
2012 actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	0	94	0	94
2011 and prior actions
Restructuring Cost and Reserve [Line Items]
Restructuring and asset impairment charges, net	12	10	78
Minimum
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges	50
Maximum
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges	$ 75